FEDERATED GNMA TRUST
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 April 3, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
     RE:  FEDERATED GNMA TRUST (the "Trust")
             Institutional Service Shares
             Institutional Shares
           1933 Act File No. 2-75670
           1940 Act File No. 811-3375

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated March 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 44 on March 29, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7262.

                                                   Very truly yours,



                                                   /s/ Travis E. Williams
                                                   Travis E. Williams
                                                   Assistant Secretary